Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Per share data
Schedule of Computation of Basic and Diluted Loss per Share
Successor - AIAI
Period from May 7, 2026 through June 30, 2026
Net loss	$(38,928)

Weighted average common shares outstanding:
Basic and Diluted	69,473,454
Loss per share:
Basic and Diluted	$(0.56)